Tax matters (Tables)	12 Months Ended
Dec. 31, 2017
Tax matters
Schedule of income tax expense

	2015	2016	2017

Current tax expense:
Tax expense for current year	4,983	5,138	4,215
Deferred tax expense (benefit):
Origination and reversal of temporary difference and usage (accrual) of tax carryforward benefits	(679)	213	1,281
Total Income Tax expense	4,304	5,351	5,496

Schedule of income tax reconciliation

	2015	2016	2017

Profit before tax	18,368	21,887	24,174

Income tax at 30%	5,510	6,566	7,252

Increase/(Decrease) due to permanent differences
Of which:
Due to effect of inflation	(999)	(982)	(1,742)
Due to effect of tangible assets	(87)	(154)	(78)
Due to effect of tax audit settlements (*)	(31)	—	—
Due to effect of non-deductible expenses, non-taxable income and others	(89)	(79)	64
Income Tax	4,304	5,351	5,496

Effective tax rate	23.43%	24.45%	22.74%
Current tax liability	—	—	—

Income tax	4,304	5,351	5,496
Of which:
Current tax	4,983	5,138	4,215
Deferred taxes	(679)	213	1,281

(*)In 2015, the Bank recognized a net tax benefit effect because of a self-correction from 2011 tax year.

Schedule of tax recognized in equity

	2015	2016	2017

Net tax credited/(charged) to consolidated equity:
Remeasurement of defined benefit obligation	286	(158)	(200)
Measurement of Available-for-sale – Debt instruments	51	1,158	(478)
Measurement of Available-for-sale – Equity instruments	2	16	1
Measurement of Financial derivatives (Cash flow hedges)	(260)	(207)	440
Paid interests on Subordinated Additional Tier I Capital Notes	—	—	191
	79	809	(46)

Schedule of deferred tax assets and liabilities

	12/31/2016	12/31/2017

Total deferred tax assets prior to offsetting	20,881	17,184
Of which:
Tangible assets and deferred charges	2,413	2,457
Provisions	1,144	1,659
Impairment losses on loans and receivables	9,313	8,337
Unrealized losses on financial instruments	3,460	—
Net operating losses carryforward (*)	169	106
Capital losses carryforward(*)	2,525	2,689
Labor provisions	1,149	1,022
Fees and interest collected in advance	708	579
Foreign exchange rate derivatives	—	335
Total deferred tax liabilities prior to offsetting	(2,841)	(635)
Of which:
Unrealized gains on financial instruments	68	(20)
Foreign exchange rate derivatives	(2,069)	—
Prepayments	(394)	(467)
Labor provisions	(101)	—
Other	(345)	(148)

(*)The net operating losses carryforward and the capital losses carryforward can be deducted during the ten-year period following the fiscal year in which the net operating loss and the capital loss were originated.

Schedule of net operating losses carryforward

As of December 31, 2017, the detail of Net operating losses carryforward is as follows:

Year of origination	Year of expiration	Amount	Deferred tax asset

2010	2020	46	14
2011	2021	192	58
2014	2024	24	7
2015	2025	87	26
2016	2026	5	1
		354	106

Schedule of capital losses carryforward

As of December 31, 2017, the detail of Capital losses carryforward is as follows:

Year of origination	Year of expiration	Amount	Deferred tax asset

2015	2025	2,284	685
2016	2026	3,627	1,088
2017	2027	3,051	916
		8,962	2,689

Schedule of of deferred tax assets and liabilities

	12/31/2016	12/31/2017

Presented as deferred tax assets (*)	18,045	16,600
Presented as deferred tax liabilities	(5)	(51)
Net	18,040	16,549

(*)This amount represents the deferred tax asset whose realization is dependent on future taxable profits in excess of the profits arising from the reversal of existing taxable temporary differences. Management has concluded that the realization of such assets is probable based on the Bank’s history of generating sufficient taxable income to utilize all available tax benefits.

Schedule of changes in deferred tax assets and liabilities

			(Charge)/
			Credit to
			Consolidated
		(Charge)/ Credit to	Other
		Consolidated	Comprehensive	Other
	01/01/2016	Income	Income	Movements	12/31/2016

Deferred tax assets	18,548	2,333	—	—	20,881
Deferred tax liabilities	(1,381)	(2,546)	809	277	(2,841)
	17,167	(213)	809	277	18,040

			(Charge)/
			Credit to
			Consolidated
		(Charge)/ Credit to	Other
		Consolidated	Comprehensive	Other
	01/01/2017	Income	Income	Movements	12/31/2017

Deferred tax assets	20,881	(3,561)	(136)	—	17,184
Deferred tax liabilities	(2,841)	2,280	(101)	27	(635)
	18,040	(1,281)	(237)	27	16,549